FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2024	December 31, 2023

Assets:
Cash equivalents:
Money market funds	Level 1	$13,919	$3,966
Marketable securities:
U.S. Treasury	Level 2	$23,629	$11,742